Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Segments [Abstract]
Business Segments

14. Business Segments

DPL operates through two segments consisting of the operations of two of its wholly owned subsidiaries, DP&L (Utility segment) and DPLER, including the results of DPLER's wholly owned subsidiary, MC Squared (Competitive Retail segment). This is how we view our business and make decisions on how to allocate resources and evaluate performance.

The Utility segment is comprised of DP&L's electric generation, transmission and distribution businesses which generate and sell electricity to residential, commercial, industrial and governmental customers. Electricity for the segment's 24 county service area is primarily generated at eight coal-fired power plants and is distributed to more than 500,000 retail customers who are located in a 6,000 square mile area of West Central Ohio. DP&L also sells electricity to DPLER and any excess energy and capacity is sold into the wholesale market. DP&L's transmission and distribution businesses are subject to rate regulation by federal and state regulators while rates for its generation business are deemed competitive under Ohio law.

The Competitive Retail segment is comprised of the DPLER and MC Squared competitive retail electric service businesses which sell retail electric energy under contract to residential, commercial, industrial and governmental customers who have selected DPLER or MC Squared as their alternative electric supplier. The Competitive Retail segment sells electricity to approximately 70,000 customers currently located throughout Ohio and in Illinois. In February 2011, DPLER purchased MC Squared, a Chicago-based retail electricity supplier, which serves more than 5,900 customers in Northern Illinois. At the end of the second quarter of 2012, MC Squared added approximately 29,000 new customers in Illinois cities as a result of various governmental aggregation agreements. These new customers have not yet been billed and are not included in the customer counts above. Due to increased competition in Ohio, since 2010 we have increased the number of employees and resources assigned to manage the Competitive Retail segment and increased its marketing to customers. The Competitive Retail segment's electric energy used to meet its sales obligations was purchased from DP&L and PJM. Intercompany sales from DP&L to DPLER are based on fixed-price contracts for each DPLER customer; the price approximates market prices for wholesale power at the inception of each customer's contract. The Competitive Retail segment has no transmission or generation assets. The operations of the Competitive Retail segment are not subject to cost-of-service rate regulation by federal or state regulators.

Included within the "Other" column are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs which include interest expense on DPL's debt.

Management evaluates segment performance based on gross margin. The accounting policies of the reportable segments are the same as those described in Note 1 – Overview and Summary of Significant Accounting Policies. Intersegment sales and profits are eliminated in consolidation.

The following table presents financial information for each of DPL's reportable business segments:

Successor
$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Three Months Ended June 30, 2012
Revenues from external customers	$261.7	$109.9	$10.4	$-	$382.0
Intersegment revenues	84.9	-	0.8	(85.7)	-
Total revenues	346.6	109.9	11.2	(85.7)	382.0

Fuel	68.6	-	0.3	-	68.9
Purchased power	69.3	95.5	0.4	(84.9)	80.3
Amortization of intangibles	-	-	19.2	-	19.2

Gross margin	$208.7	$14.4	$(8.7)	$(0.8)	$213.6

Depreciation and amortization	$36.1	$(0.1)	$(4.9)	$-	$31.1
Interest expense	9.4	0.1	23.1	(0.2)	32.4
Income tax expense (benefit)	15.6	6.5	(9.7)	-	12.4
Net income (loss)	31.3	1.5	(20.4)	-	11.9

Cash capital expenditures	56.3	0.1	0.1	-	56.5
Total assets	3,488.5	76.5	2,443.8	-	6,008.8

Predecessor

Three Months Ended June 30, 2011
Revenues from external customers	$315.9	$102.0	$15.4	$-	$433.3
Intersegment revenues	81.0	-	1.0	(82.0)	-
Total revenues	396.9	102.0	16.4	(82.0)	433.3

Fuel	89.1	-	3.0	-	92.1
Purchased power	104.4	89.5	0.7	(81.0)	113.6

Gross margin	$203.4	$12.5	$12.7	$(1.0)	$227.6

Depreciation and amortization	$33.4	$-	$1.7	$-	$35.1
Interest expense	9.7	0.1	7.9	(0.1)	17.6
Income tax expense (benefit)	15.5	3.3	(2.5)	-	16.3
Net income (loss)	30.8	5.7	(3.7)	(1.1)	31.7

Cash capital expenditures	48.4	-	-	-	48.4

Year Ended December 31, 2011
Total assets	3,525.7	69.9	2,501.5	-	6,097.1

Successor
$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Six Months Ended June 30, 2012
Revenues from external customers	$574.5	$222.0	$19.5	$-	$816.0
Intersegment revenues	171.7	-	1.7	(173.4)	-
Total revenues	746.2	222.0	21.2	(173.4)	816.0

Fuel	164.2	-	2.1	-	166.3
Purchased power	154.2	192.2	0.4	(171.7)	175.1
Amortization of intangibles	-	-	47.0	-	47.0

Gross margin	$427.8	$29.8	$(28.3)	$(1.7)	$427.6

Depreciation and amortization	$70.8	$0.1	$(8.4)	$-	$62.5
Interest expense	19.0	0.3	43.1	(0.4)	62.0
Income tax expense (benefit)	32.9	9.9	(22.7)	-	20.1
Net income (loss)	69.4	7.5	(43.3)	-	33.6

Cash capital expenditures	109.5	0.5	0.5	-	110.5
Total assets	3,488.5	76.5	2,443.8	-	6,008.8

Predecessor

Six Months Ended June 30, 2011
Revenues from external customers	$690.6	$196.0	$27.3	$-	$913.9
Intersegment revenues	156.1	-	2.0	(158.1)	-
Total revenues	846.7	196.0	29.3	(158.1)	913.9

Fuel	187.7	-	4.2	-	191.9
Purchased power	222.2	167.2	1.1	(156.1)	234.4

Gross margin	$436.8	$28.8	$24.0	$(2.0)	$487.6

Depreciation and amortization	$66.5	$0.1	$3.6	$-	$70.2
Interest expense	19.4	0.1	15.1	(0.1)	34.5
Income tax expense (benefit)	42.5	9.9	(11.3)	-	41.1
Net income (loss)	83.5	11.8	(18.5)	(1.6)	75.2

Cash capital expenditures	90.8	-	0.6	-	91.4

Year Ended December 31, 2011
Total assets	3,525.7	69.9	2,501.5	-	6,097.1

19. Business Segments

DPL operates through two segments consisting of the operations of two of its wholly-owned subsidiaries, DP&L (Utility segment) and DPLER (Competitive Retail segment) and DPLER's wholly-owned subsidiary, MC Squared (Competitive Retail segment). This is how we view our business and make decisions on how to allocate resources and evaluate performance.

The Utility segment is comprised of DP&L's electric generation, transmission and distribution businesses which generate and sell electricity to residential, commercial, industrial and governmental customers. Electricity for the segment's 24 county service area is primarily generated at eight coal-fired power plants and is distributed to more than 500,000 retail customers who are located in a 6,000 square mile area of West Central Ohio. DP&L also sells electricity to DPLER and any excess energy and capacity is sold into the wholesale market. DP&L's transmission and distribution businesses are subject to rate regulation by federal and state regulators while rates for its generation business are deemed competitive under Ohio law.

The Competitive Retail segment is DPLER's and MC Squared's competitive retail electric service businesses which sell retail electric energy under contract to residential, commercial, industrial and governmental customers who have selected DPLER or MC Squared as their alternative electric supplier. The Competitive Retail segment sells electricity to approximately 40,000 customers currently located throughout Ohio and in Illinois. In February 2011, DPLER purchased MC Squared, a Chicago-based retail electricity supplier, which serves approximately 3,157 customers in Northern Illinois. Due to increased competition in Ohio, since 2010 we have increased the number of employees and resources assigned to manage the Competitive Retail segment and increased its marketing to customers. The Competitive Retail segment's electric energy used to meet its sales obligations was purchased from DP&L and PJM. During 2010, we implemented a new wholesale agreement between DP&L and DPLER. Under this agreement, intercompany sales from DP&L to DPLER were based on the market prices for wholesale power. In periods prior to 2010, DPLER's purchases from DP&L were transacted at prices that approximated DPLER's sales prices to its end-use retail customers. The Competitive Retail segment has no transmission or generation assets. The operations of the Competitive Retail segment are not subject to cost-of-service rate regulation by federal or state regulators.

Included within the "Other" column are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs which include interest expense on DPL's debt.

Management evaluates segment performance based on gross margin. The accounting policies of the reportable segments are the same as those described in Note 1 Overview and Summary of Significant Accounting Policies. Intersegment sales and profits are eliminated in consolidation.

The following tables present financial information for each of DPL's reportable business segments:

				Adjustments
		Competitive		and	DPL
$ in millions	Utility	Retail	Other	Eliminations	Consolidated

November 28, 2011 through December 31, 2011 (Successor)
Revenues from external customers	$116.2	$38.2	$2.5	$-	$156.9
Intersegment revenues	27.8	-	0.3	(28.1)	-
Total revenues	144.0	38.2	2.8	(28.1)	156.9

Fuel	34.5	-	1.3	-	35.8
Purchased power	31.0	33.4	-	(27.7)	36.7

Gross margin (a)	78.5	4.8	(10.1)	(0.4)	72.8

Depreciation and amortization	12.7	-	(1.1)	-	11.6
Interest expense	2.8	0.1	8.8	(0.2)	11.5
Income tax expense (benefit)	5.8	1.1	(6.3)	-	0.6
Net income (loss)	$45.8	$1.7	$(53.7)	$-	$(6.2)

Total assets	$3,525.7	$69.9	$2,501.5	$-	$6,097.1
Capital expenditures	$30.5	$-	$-	$-	$30.5

January 1, 2011 through November 27, 2011 (Predecessor)
Revenues from external customers	$1,234.5	$387.2	$49.2	$-	$1,670.9
Intersegment revenues	299.2	-	3.7	(302.9)	-
Total revenues	1,533.7	387.2	52.9	(302.9)	1,670.9

Fuel	346.1	-	9.7	-	355.8
Purchased power	370.6	330.5	2.7	(299.2)	404.6

Gross margin (a)	817.0	56.7	40.5	(3.7)	910.5

Depreciation and amortization	122.2	0.6	6.6	-	129.4
Interest expense	35.4	0.2	23.4	(0.3)	58.7
Income tax expense (benefit)	98.4	16.7	(13.1)	-	102.0
Net income (loss)	$147.4	$24.1	$(21.0)	$-	$150.5

Capital expenditures	$174.0	$-	$0.2	$-	$174.2

(a) For purposes of discussing operating results, we present and discuss gross margins. This format is useful to investors because it allows analysis and comparability of operating trends and includes the same information that is used by management to make decisions regarding our financial performance.

				Adjustments
		Competitive		and	DPL
$ in millions	Utility	Retail	Other	Eliminations	Consolidated

Year Ended December 31, 2010 (Predecessor)
Revenues from external customers	$1,500.3	$277.0	$54.1	$-	$1,831.4
Intersegment revenues	238.5	-	4.5	(243.0)	-
Total revenues	1,738.8	277.0	58.6	(243.0)	1,831.4

Fuel	371.9	-	12.0	-	383.9
Purchased power	383.5	238.5	3.9	(238.5)	387.4

Gross margin (a)	983.4	38.5	42.7	(4.5)	1,060.1

Depreciation and amortization	130.7	0.2	8.5	-	139.4
Interest expense	37.1	-	33.5	-	70.6
Income tax expense (benefit)	135.2	10.5	(2.7)	-	143.0
Net income (loss)	$277.7	$18.8	$(3.5)	$(2.7)	$290.3

Total assets	$3,475.4	$35.7	$302.2	$-	$3,813.3
Capital expenditures	$148.2	$-	$3.2	$-	$151.4

Year Ended December 31, 2009 (Predecessor)
Revenues from external customers	$1,436.0	$65.5	$37.8	$-	$1,539.3
Intersegment revenues	64.8	-	3.8	(68.6)	-
Total revenues	1,500.8	65.5	41.6	(68.6)	1,539.3

Fuel	323.6	-	6.8	-	330.4
Purchased power	259.2	64.8	1.0	(64.8)	260.2

Gross margin (a)	918.0	0.7	33.7	(3.6)	948.8

Depreciation and amortization	135.5	0.1	9.9	-	145.5
Interest expense	38.5	-	44.5	-	83.0
Income tax expense (benefit)	124.5	(0.8)	(11.2)	-	112.5
Net income (loss)	$258.9	$(2.7)	$(21.4)	$(5.7)	$229.1

Total assets	$3,457.4	$6.6	$177.7	$-	$3,641.7
Capital expenditures	$144.0	$-	$1.3	$-	$145.3

(a) For purposes of discussing operating results, we present and discuss gross margins. This format is useful to investors because it allows analysis and comparability of operating trends and includes the same information that is used by management to make decisions regarding our financial performance.